Stock-Based Compensation Plans - Stock Compensation Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option grants	$ 376	$ 381	$ 370
Annual non-employee Director stock award	507	320	334
[AllocatedShareBasedCompensationExpense]	$ 883	$ 701	$ 704